RESTRUCTURING AND ASSET RELATED CHARGES - NET	12 Months Ended
Dec. 31, 2024
Restructuring and Related Activities [Abstract]
RESTRUCTURING AND ASSET RELATED CHARGES - NET	RESTRUCTURING AND ASSET RELATED CHARGES - NET
The Company records restructuring liabilities that represent nonrecurring charges in connection with simplifying certain organizational structures and operations, including operations related to transformational projects such as divestitures and acquisitions. Charges for restructuring programs and asset related charges, which includes asset impairments, were $87 million, $146 million and $155 million for the years ended December 31, 2024, 2023 and 2022, respectively. These charges were recorded in "Restructuring and asset related charges - net" in the Consolidated Statements of Operations. The total liability related to restructuring programs was $48 million and $107 million at December 31, 2024 and December 31, 2023, respectively, recorded in "Accrued and other current liabilities" in the Consolidated Balance Sheets. Inventory write-offs associated with restructuring programs are recorded to "Cost of Sales” in the Consolidated Statements of Operations. Restructuring activity consists of the following programs:

2023-2024 Restructuring Program
In December 2023, the Company approved targeted restructuring actions to capture near-term cost reductions due to macroeconomic factors as well as to further simplify certain organizational structures following the Spectrum acquisition and Delrin® Divestiture (the "2023-2024 Restructuring Program"). DuPont recorded a pre-tax charge related to the 2023-2024 Restructuring Program in the amount of $199 million, inception to date, comprised of $114 million of severance and related benefit costs and asset related charges of $85 million. In connection with the 2023-2024 Restructuring Program, the Company recorded $25 million of net inventory write-offs in “Cost of Sales” within the Consolidated Statements of Operations for the year ended December 31, 2024. The inventory write-offs are related to plant line closures within the IndustrialsCo segment. A raw material was written down to salvage value as it was only utilizable on the closed lines which were based on outdated technology and has a limited third party resale market. Refer to Note 23 for significant items by segment.

The following table summarizes the charges incurred by segment related to the 2023-2024 Restructuring Program:

2023-2024 Restructuring Program Charges by Segment	2024	2023
(In millions) For the Year Ended December 31,
ElectronicsCo	$2	$14
IndustrialsCo	79	64
Corporate	8	32
Total	$89	$110
The following table summarizes the activities related to the 2023-2024 Restructuring Program:

2023-2024 Restructuring Program	Severance and Related Benefit Cost	Asset Related Charges	Total
In millions
Reserve balance at December 31, 2022	$—	$—	$—
Restructuring charges	80	30	110
Reductions against the reserve	(1)	(30)	(31)
Reserve balance at December 31, 2023	$79	$—	$79
Restructuring charges	34	55	89
Reductions against the reserve	(3)	(55)	(58)
Cash payments	(63)	—	(63)
Reserve balance at December 31, 2024	$47	$—	$47

At December 31, 2024 and 2023, total liabilities related to the 2023-2024 Restructuring Program were $47 million and $79 million, respectively, for severance and related benefit costs, recognized in "Accrued and other current liabilities" in the Consolidated Balance Sheets. Actions related to the 2023-2024 Restructuring Program are substantially complete.
2022 Restructuring Program
In October 2022, the Company approved targeted restructuring actions to capture near-term cost reductions and to further simplify certain organizational structures following the M&M Divestitures (the "2022 Restructuring Program"). The Company recorded a pre-tax charge related to the 2022 Restructuring Program in the amount of $94 million inception-to-date, comprised of $80 million of severance and related benefit costs and asset related charges of $14 million. The Company recorded pre-tax restructuring benefits of $2 million and charges of $35 million for the years ended December 31, 2024 and 2023, respectively.

The following table summarizes the charges incurred by segment related to the 2022 Restructuring Program:

2022 Restructuring Program Charges by Segment	2024	2023	2022
(In millions) For the years ended December 31,
ElectronicsCo	$2	$25	$18
IndustrialsCo	(1)	2	21
Corporate	(3)	8	22
Total	$(2)	$35	$61
At December 31, 2024 and 2023, total liabilities related to the 2022 Restructuring Program were $1 million and $27 million for severance and related benefit costs, recognized in "Accrued and other current liabilities" in the Consolidated Balance Sheets. Actions related to the 2022 Restructuring Program are substantially complete.

Equity Method Investment Impairment Related Charges
In connection with the M&M Divestitures, in the first quarter of 2022 a portion of an equity method investment was reclassified to “Assets of discontinued operations” within the Consolidated Balance Sheets. The reclassification served as a triggering event requiring the Company to perform an impairment analysis on the retained portion of the equity method investment held within “Investments and noncurrent receivables” on the Consolidated Balance Sheets. The fair value of the retained equity method investment was estimated using a discounted cash flow model (a form of the income approach). The Company's assumptions in estimating fair value utilize Level 3 inputs and include projected revenue growth, gross margins, EBITDA margins, weighted average costs of capital, and terminal growth rates. The Company determined the fair value of the retained equity method investment was below the carrying value and had no expectation the fair value would recover in the short-term due to the current economic environment. As a result, the Company concluded the impairment was other-than-temporary and, in March 2022, recorded a pre-tax impairment charge of $94 million ($65 million net of tax) in “Restructuring and asset related charges - net” in the Consolidated Statements of Operations for the year ended December 31, 2022 related to the ElectronicsCo segment. No impairment was required to be recorded for the portion of the equity method investment previously included within “Assets of discontinued operations.”